Operating Leases - Operating Lease Income (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Leases [Abstract]
Operating lease income	$ 10,860	$ 2,408
Variable lease income	0	827
Total operating lease income	$ 10,860	$ 3,235